26. Financial Risk Management - Narrative (Details) $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 15, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	May 31, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) $ / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) $ / shares shares	Dec. 31, 2018 EUR (€) shares	Feb. 28, 2021 EUR (€)	Jan. 31, 2021 EUR (€)	Nov. 30, 2020 shares	Dec. 31, 2017 EUR (€)	Nov. 30, 2016 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents				€ 146,854	€ 95,234	€ 95,234	€ 94,829	€ 94,829				€ 39,837
Trade and other receivables				2,439	1,482	1,482
Proceeds from issue of common shares				74,195		31,373		€ 25,113
SVB loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate													5.50%
Loan agreement													€ 5,000
SVB loan | SVB Loan Agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loan agreement										€ 25,000
At-the-market sales agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares			12,500,000								7,900,000
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total carrying amount of shares				20,000	3,200	3,200
Cash and cash equivalents				146,900	95,200	95,200
Trade and other receivables				2,400	1,500	1,500
Certificates of deposit				0	8,900	8,900
Maximum credit exposure				169,300	108,800	108,800
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest income				186
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum credit exposure				20,000
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum foreign currency exposure				€ 122,322	€ 56,531	56,531
Percentage of deviation between currency exchange rate				10.00%
Net loss in currency exchange deviation				€ 11,155		€ 5,677
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Future offering under shelf registration statement | $		$ 225,000,000
Liquidity risk | SVB loan | SVB Loan Agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial drawdown									€ 10,000
Loan agreement										€ 25,000
Liquidity risk | Public offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares					13,800,000	13,800,000	13,225,000	13,225,000
Share price | $ / shares					€ 2.50		€ 2.00
Proceeds from issue of common shares						€ 29,500		€ 19,700
Liquidity risk | Public offering | Issue of ordinary shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares	19,166,667
Share price | $ / shares	$ 6.00
Proceeds from issue of common shares | $	$ 115,000
Liquidity risk | At-the-market sales agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares			12,500,000	7,900,000			2,373,716	2,373,716
Proceeds from issue of common shares			€ 34,500	€ 34,500				€ 3,800
Number of common shares authorized to issue at the market | shares			50,000,000								75,000,000